COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

June 30, 2025 (unaudited)

	Maturity	Coupon	Principal	Value

Colorado Municipal Bonds 59.8%
Colorado 100.0%

Aberdeen MD #1 - Series A - 2035	12/1/2035	7.50%	$1,600,000	$1,600,000

Anthology West MD #5 - Series A - 2049	12/1/2049	4.88%	4,575,000	3,967,989

Anthology West MD #5 - Series B - 2049 (g)	12/15/2049	7.63%	698,000	698,363

Aspen Street MD - Series A - 2050 (g)	12/1/2050	5.13%	4,300,000	3,484,333

Banning Lewis Ranch Regional MD - Series A - 2048	12/1/2048	5.38%	2,500,000	2,315,225

Banning Lewis Ranch Regional MD - Series B - 2041 (g)	12/15/2041	7.75%	625,000	626,231

Base Village MD #2 - Series B – 2048 (g)	12/15/2048	6.50%	3,500,000	2,683,975

Belford North MD - Series A - 2050	12/1/2050	5.50%	4,000,000	3,450,320

Belford North MD - Series B - 2050 (g)	12/15/2050	8.50%	3,475,000	3,483,549

Bennett Crossing MD #1 - Series A - 2049	12/1/2049	6.13%	6,160,000	6,188,459

Bennett Ranch MD #1 - Series A - 2051	12/1/2051	5.00%	3,000,000	2,455,350

Bennett Ranch MD #1 - Series B - 2051 (g)	12/15/2051	7.50%	1,221,000	1,212,062

Bent Grass MD - Series A - 2054 (m)	12/1/2054	5.75%	7,180,000	7,208,002

Bradburn MD #2 - Series C - 2051 (g)	12/15/2051	7.50%	3,271,000	3,108,431

Bramming Farm MD #1 - Series A - 2044	12/1/2044	6.00%	1,845,000	1,848,007

Brighton Crossing MD #6 - Series A - 2035	12/1/2035	5.00%	525,000	524,249

Brighton Crossing MD #6 - Series A - 2040	12/1/2040	5.00%	1,545,000	1,475,135

Brighton Crossing MD #6 - Series A - 2050	12/1/2050	5.00%	9,020,000	8,228,495

Broomfield Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,417,000	1,261,782

Buckley Yard MD #2 - Series A - 2052	12/1/2052	6.25%	6,800,000	6,391,660

Buckley Yard MD #2 - Series B - 2052 (g)	12/15/2052	9.25%	1,569,000	1,575,417

CCP MD 3 - Series A - 2053	12/1/2053	5.00%	1,200,000	1,126,452

Canyons MD 5 - Series B - 2054	12/1/2054	6.50%	2,064,000	2,058,221

Castleview MD #2 - Series A - 2050	12/1/2050	5.00%	3,435,000	2,882,205

Castleview MD #1 - Series A - 2050 (g)	12/1/2050	5.00%	4,727,000	3,697,365

Cherry Creek South MD #5 - Series A - 2051 (g)	12/1/2051	6.00%	22,500,000	19,914,750

Cherry Hills City MD - Series A - 2047 (g)	12/1/2047	5.00%	1,375,000	1,242,560

Cielo MD - Series A - 2050 (g)	12/1/2050	5.25%	12,442,000	10,374,140

City Center West Residential MD #2 - Series A - 2049	12/1/2049	5.00%	2,080,000	1,820,416

City Center West Residential MD #2 - Series B - 2049 (g)	12/15/2049	7.75%	1,425,000	1,424,644

Cityset MD #2 - Series A - 2030	12/1/2030	3.50%	4,570,000	4,174,786

Cityset MD #2 - Series A - 2040	12/1/2040	4.38%	8,360,000	7,105,833

Cityset MD #2 - Series A - 2045	12/1/2045	4.50%	3,180,000	2,618,030

Clear Creek Transit MD #2 - Series A - 2041	12/1/2041	5.00%	1,886,000	1,447,147

Clear Creek Transit MD #2 - Series A - 2050	12/1/2050	5.00%	4,100,000	2,909,688

Cloverleaf MD - Series A - 2051	12/1/2051	6.00%	2,330,000	2,321,239

Cloverleaf MD - Series B - 2051 (g)	12/15/2051	9.25%	1,034,000	1,039,470

Colliers Hill MD #2 - Series B – 2047 (g)	12/15/2047	5.75%	2,243,000	2,108,106

Colliers Hill MD #3 - Series A - 2040	12/1/2040	5.25%	8,300,000	7,729,292

Colliers Hill MD #3 - Series A - 2048	12/1/2048	5.50%	18,250,000	17,565,443

Colliers Hill MD #3 - Series B - 2043 (g)	12/15/2043	8.50%	2,213,000	2,192,773

Colorado Centre MD - Series B - 2032 (g)(i)	1/1/2032	0.00%	6,592,306	2,966,538

Colorado Centre MD - Series A (PO) - 2027 (e)(i)	1/1/2027	0.00%	2,074,674	1,959,218

Colorado Centre MD - Series A (IO) - 2027 (f)(i)	1/1/2027	9.00%	2,131,449	1,278,869

CECFA Swallow Academy - Series A - 2027 (m)	11/15/2027	5.35%	3,110,000	3,057,472

CECFA Addenbrooke Classical Academy - Series A - 2027 (m)	6/1/2027	4.50%	23,400,000	23,357,646

CECFA Imagine Charter School at Firestone - Series A - 2027 (m)	6/1/2027	4.50%	17,075,000	17,044,094

CECFA Academy Of Advanced Learning - Series A - 2027 (m)	6/1/2027	4.38%	8,245,000	8,049,264

CECFA Chavez/Huerta Preparatory - Series A - 2027 (m)	7/1/2027	4.38%	35,975,000	34,043,143

CECFA Swallows Charter Academy - Series A - 2027 (m)	11/15/2027	4.38%	6,525,000	6,276,332

CECFA Vanguard Classical School - Series A - 2027 (m)	7/1/2027	4.38%	23,685,000	22,950,054

CECFA Third Future School - Series A - 2029 (m)	7/1/2029	4.25%	5,645,000	5,223,601
CECFA Grand Peak Academy - Series A - 2031 (m)	7/1/2031	4.00%	2,150,000	1,956,178

CECFA Grand Peak Academy - Series A - 2041 (m)	7/1/2041	4.25%	5,040,000	3,884,378

CECFA Grand Peak Academy - Series A - 2051 (m)	7/1/2051	4.50%	13,070,000	9,391,187

CECFA Doral Academy - Series A - 2028 (m)	7/15/2028	4.50%	19,405,000	18,052,860

CECFA Civica Career & Collegiate Academy - Series A - 2029 (m)	7/15/2029	4.75%	7,790,000	7,496,629

CECFA Chavez/Huerta Academy - Series A - 2027 (m)	7/1/2027	4.50%	8,220,000	7,797,328

CECFA Mountain Sage Community School - Series A - 2029 (m)	7/1/2029	4.75%	3,945,000	3,896,358

CECFA Mountain Song Community School - Series A - 2029 (m)	7/1/2029	4.75%	5,810,000	5,746,613

CECFA CEC / Aurora Charter School - Series A - 2032 (m)	7/1/2032	5.00%	76,170,000	75,911,022

CECFA CEC / CSEC BC Project - Series A - 2032 (m)	1/1/2032	4.88%	3,785,000	3,758,089

CECFA CEC / CSEC BC Project - Series A - 2037 (m)	1/1/2037	5.00%	3,595,000	3,467,809

CECFA CEC / CSEC BC Project - Series A - 2042 (m)	1/1/2042	5.13%	40,335,000	37,992,343
CECFA Global Village Academy - Senior Bonds - 2029 (m)	6/15/2029	5.85%	11,630,000	11,630,349

CECFA Fort Collins Montessori School - Series A - 2029 (m)	7/1/2029	6.13%	17,790,000	17,799,073

CECFA Colorado Skies Academy - Series A - 2030 (m)	7/1/2030	7.00%	10,595,000	10,757,633

CECFA Global Village Academy - Series A - 2032 (m)	6/15/2032	6.13%	5,175,000	5,204,032

Colorado Crossing MD #2 - Series A - 2047	12/1/2047	5.00%	4,000,000	3,671,160

Colorado Crossing MD #2 - Series A - 2050	12/1/2050	5.00%	4,000,000	3,594,440

700 Kalamath LLC - Series A - 2025 (a)(j)	12/1/2025	0.00%	3,755,000	3,100,000

Hudson Asphalt Terminal Project – Series A – 2034 (m)	10/1/2034	7.25%	10,000,000	10,328,100

Hudson Asphalt Terminal Project – Series B – 2034 (m)	10/1/2031	9.75%	10,000,000	10,362,700

Colorado International Center MD #3 - Series A - 2031	12/1/2031	4.63%	539,000	517,920

Colorado Science & Tech Park MD #1 - Series B - 2039	12/15/2039	4.13%	185,000	176,305

Colorado Science & Tech Park MD #1 - Series B - 2044	12/15/2044	4.50%	215,000	201,502

Colorado Science & Tech Park MD #1 - Series B - 2054	12/15/2054	4.75%	635,000	596,938

Conestoga MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	1,625,000	1,387,588

Conifer MD - Series A - 2030 (j)	12/1/2030	0.00%	10,000,000	4,418,533

Conifer MD - Series A - 2032 (j)	12/1/2032	0.00%	1,450,000	640,687
Conifer MD - Series A - 2033 (j)	12/1/2033	0.00%	1,550,000	684,873

Constitution Heights MD - Series A - 2049	12/1/2049	5.00%	1,758,000	1,584,398

Copperleaf MD #9 - Series A - 2051 (g)	12/1/2051	4.88%	8,175,000	6,225,753

Country Club Highlands MD - Series A - 2037	12/1/2037	7.25%	1,030,000	947,600

Crowfoot Valley Ranch MD #2 - Series B - 2054 (g)	12/15/2054	6.13%	2,750,000	2,653,860

Dakota Ridge MD - Series A - 2052 (g)	12/1/2052	6.00%	2,339,000	2,282,303

Deer Creek Villas MD - Series A - 2055	12/1/2055	5.00%	6,085,000	5,350,723

Denver Intl Business Center MD #1 - Series B - 2048 (g)	12/1/2048	6.00%	4,578,000	4,590,818

E86 MD - Series A - 2051 (g)	12/1/2051	5.13%	4,060,000	3,371,911

Eagle Brook Meadows MD #3 - Series A – 2051 (g)	12/1/2051	5.00%	1,600,000	1,419,104

Eastern Hills MD #10 - Series A - 2055	12/1/2055	6.00%	8,755,000	8,768,833

Eastern Hills MD #10 - Series B - 2055 (g)	12/15/2055	8.25%	1,802,000	1,804,234

Elora MD - Series A - 2055	12/1/2055	6.00%	5,000,000	5,017,300

Erie Highlands MD #2 - Series A - 2048	12/1/2048	5.25%	6,000,000	5,784,960
Erie Highlands MD #2 - Series B - 2048 (g)	12/15/2048	7.63%	1,819,000	1,820,419

Fitzsimons Village MD #1 - Series A - 2049	12/1/2049	5.00%	1,037,000	945,972

Fitzsimons Village MD #1 - Series B - 2049 (g)	12/15/2049	7.00%	611,000	605,807

Fitzsimons Village MD #3 - Series A - 2026	12/1/2026	4.00%	1,640,000	1,635,916

Fitzsimons Village MD #3 - Series A - 2031	12/1/2031	4.00%	500,000	487,750

Fitzsimons Village MD #3 - Series A - 2041	12/1/2041	4.00%	4,445,000	3,796,875

Fitzsimons Village MD #3 - Series A - 2055	12/1/2055	4.25%	9,660,000	7,701,242

Flying Horse MD #2 - Series B - 2050 (g)(m)	12/15/2050	7.25%	15,405,000	15,367,566

Flying Horse MD #3 - Series A - 2049 (g)	12/1/2049	6.00%	2,965,000	2,880,023

Gold Hill North BID - Series A - 2054 (m)	12/1/2054	5.60%	3,600,000	3,360,996

Golden Eagle Acres MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	2,150,000	1,692,115

Golden Overlook MD - Series A - 2054	12/1/2054	6.13%	4,500,000	4,541,175

Golden Overlook MD - Series B - 2054 (g)	12/15/2054	8.75%	1,347,000	1,355,809

Green Gables MD #2 - Series B – 2053 (g)	12/15/2053	8.25%	2,984,000	3,028,969

Green Valley Ranch East MD #6 - Series A - 2050	12/1/2050	5.88%	3,325,000	3,369,688

Greenspire MD #1 - Series A - 2051	12/1/2051	5.13%	1,925,000	1,649,186

Greenways MD #1 - Series A - 2051 (g)	12/1/2051	4.63%	6,845,000	5,112,804

Hess Ranch MD #6 - Series A - 2049	12/1/2049	5.00%	5,000,000	4,416,850

Hidden Creek MD - Series A - 2045 (g)	12/1/2045	4.63%	3,430,000	2,790,888

Highlands Mead MD - Series A - 2050	12/1/2050	5.13%	1,395,000	1,308,454
Hogback MD - Series A - 2041	12/1/2041	5.00%	725,000	674,613

Hogback MD - Series A - 2051	12/1/2051	5.00%	1,550,000	1,381,779

Horizon MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	11,657,000	8,701,135

Hunter’s Overlook MD #7 - Series A - 2051 (g)	12/1/2051	5.50%	3,525,000	3,116,770

Hyland Village MD - Series A - 2027	12/1/2027	10.00%	4,770,000	4,102,200

Independence MD #3 - Series A – 2054	12/1/2054	5.38%	4,500,000	4,287,825

Inspiration MD - Series B - 2036 (g)	12/15/2036	5.00%	732,000	663,543

Jay Grove MD - Series A - 2051 (g)	12/1/2051	4.25%	2,450,000	1,796,316

Jeffco Business Center MD #1 - Series A - 2025 (j)	5/1/2028	8.00%	1,006,000	1,020,918

Jefferson Center MD #1 - Series B - 2050 (g)	12/15/2050	5.75%	14,414,000	14,409,243

Karl’s Farm MD #2 - Series A - 2040	12/1/2040	5.38%	1,155,000	1,193,785

Karl’s Farm MD #2 - Series A - 2050	12/1/2050	5.63%	3,030,000	3,132,990

Karl’s Farm MD #2 - Series B - 2049 (g)	12/15/2044	6.20%	567,000	569,291

Lafferty Canyon MD - Series A - 2055	12/1/2055	5.63%	1,500,000	1,428,990
Lafferty Canyon MD - Series B - 2055 (g)	12/1/2055	8.00%	835,000	843,175

The Lakes MD #4 - Series A - 2061 (g)	12/1/2061	5.50%	20,080,000	16,899,529

Lanterns MD #2 - Series A - 2050 (g)	12/1/2050	4.50%	12,492,000	9,193,362

Legato Community Authority - Series A - 2036	12/1/2036	4.00%	2,130,000	1,760,999

Legato Community Authority - Series A - 2046	12/1/2046	5.00%	1,000,000	854,520

Legato Community Authority - Series A - 2051	12/1/2051	5.00%	2,500,000	2,062,550

Littleton Village MD #3 - Series B - 2055 (m)	12/15/2055	6.25%	2,850,000	2,871,660

Loretto Heights Community Authority - Series A - 2051 (g)	12/1/2051	4.88%	12,750,000	9,610,313

Marin MD - Series A - 2028 (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650

Mayfield MD - Series A - 2050	12/1/2050	5.75%	1,182,000	1,168,773

Mayfield MD - Series B - 2050 (g)	12/15/2050	8.25%	622,000	623,785

Mayfield MD - Series C - 2050	12/15/2050	3.00%	766,000	331,448

Meadows MD #1 - Series A - 2029 (k)	6/1/2029	8.00%	30,730,000	30,404,569

Meadows MD #2 - Series A - 2029 (k)	6/1/2029	8.00%	23,830,000	23,577,640

Meadows MD #7 - Series A - 2029 (k)	6/1/2029	8.00%	15,440,000	15,276,490

Meadowlark MD - Series A - 2040	12/1/2040	4.88%	1,032,000	1,008,832

Meadowlark MD - Series A - 2050	12/1/2050	5.13%	1,505,000	1,407,747

Mineral BID - Series A - 2054 (m)	12/1/2054	5.75%	1,750,000	1,692,775

Mirabelle MD #2 - Series B - 2049 (g)	12/15/2049	6.13%	2,000,000	1,929,860

Monument Junction MD #1 - Series A - 2051 (g)	12/1/2051	5.75%	12,258,000	10,954,239

Mount Carbon MD - Series C - 2043	6/1/2043	0.00%	521,078	521,250

Mountain Brook MD - Series A - 2051	12/1/2051	4.75%	7,740,000	5,898,964

Mountain Brook MD - Series A - 2041	12/1/2041	4.50%	1,000,000	812,580

Mountain Shadows MD - Series A - 2035	12/1/2035	5.00%	488,000	488,522

Muegge Farms MD #1 - Series A - 2051 (g)	12/1/2051	5.00%	6,300,000	5,127,192
Muegge Farms MD #3 - Series A - 2051 (g)	12/1/2051	5.50%	10,431,000	8,675,150

Murphy Creek MD #5 - Series A - 2052	12/1/2052	6.00%	2,645,000	2,491,907

Newlin Crossing MD - Series A - 2054 (m)	12/1/2054	5.38%	1,150,000	1,074,100

Newlin Crossing MD - Series B - 2054 (g)(m)	12/1/2054	7.75%	604,000	606,646

Nine Mile MD - Series A - 2030	12/1/2030	4.63%	1,125,000	1,128,994

Nine Mile MD - Series A - 2040	12/1/2040	5.13%	2,500,000	2,444,800

North Range MD #3 - Series A - 2040	12/1/2040	5.00%	2,000,000	1,969,000

Painted Prairie Improvement Authority - Series A - 2029	12/1/2029	4.00%	1,000,000	906,170

Parkdale Community Authority - Series A - 2040	12/1/2040	5.00%	3,140,000	3,243,526

Parkdale Community Authority - Series A - 2050	12/1/2050	5.25%	5,620,000	5,807,596

Parkdale Community Authority - Series B - 2050 (g)	12/15/2050	7.75%	2,424,000	2,513,882

Parkdale Community Authority MD #2 - Series B - 2053 (g)	12/15/2053	9.00%	1,391,000	1,403,046

Parker Automotive MD - Series A - 2045	12/1/2045	5.00%	1,819,000	1,866,967

Parterre MD #5 - Series A - 2045	12/1/2045	5.88%	1,500,000	1,534,260

Parterre MD #5 - Series A - 2055	12/1/2055	6.13%	2,250,000	2,313,923

Parterre MD #5 - Series B - 2054 (g)	12/1/2054	8.38%	1,450,000	1,445,839

Pinery Commercial MD 2 - Series A - 2054	12/1/2054	5.75%	3,200,000	3,091,072

Pioneer Community Authority - Series B - 2050 (g)	12/15/2050	6.75%	24,592,000	23,588,892

The Plaza MD #1 - Series A - 2040 (m)	12/1/2040	5.00%	7,850,000	7,711,919

Powhaton Community Authority - Series A - 2051 (g)	12/1/2051	5.00%	7,450,000	6,309,703

Pronghorn Valley MD - Series A - 2041	12/1/2041	3.75%	515,000	425,457

Pronghorn Valley MD - Series A - 2051	12/1/2051	4.00%	4,400,000	3,425,796

Reata Ridge Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,760,000	1,556,790

Remuda Ridge MD - Series A - 2051 (g)	12/1/2051	5.63%	5,520,000	4,632,991

Reserve MD #2 - Series A - 2045	12/1/2045	5.00%	500,000	461,795

Ritoro MD - Series B - 2057 (g)	12/15/2057	6.25%	658,000	645,755

Riverdale Peaks II MD - Series A - 2035	12/1/2035	6.50%	1,135,000	1,021,500

Riverpark MD - Series A - 2054	12/1/2054	6.38%	1,415,000	1,399,647

Riverview MD - Series A - 2041	12/1/2041	5.00%	1,105,000	1,010,523

Riverview MD - Series A - 2051	12/1/2051	5.00%	2,075,000	1,749,038

Rock Creek MD - Series A - 2041	12/1/2041	4.50%	2,230,000	1,780,945

Rock Creek MD - Series A - 2050	12/1/2050	4.75%	3,880,000	2,907,090

Rock Creek MD - Series A - 2031 (g)	12/1/2031	4.00%	3,432,000	3,124,287

Rose Farm Acres MD - Series A - 2050	12/1/2050	5.00%	2,935,000	2,584,179

Rose Farm Acres MD - Series B - 2050 (g)	12/15/2050	8.75%	910,000	912,557

RRC MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	5,625,000	4,771,913

Sabell MD - Series A - 2050 (g)	12/1/2050	5.00%	1,053,000	979,353

Sabell MD - Series B - 2050 (g)	12/15/2050	8.25%	605,000	606,307

Scott Gulch MD - Series A - 2053 (m)	12/1/2053	6.50%	3,160,000	3,043,080

Scott Gulch MD - Series B - 2053 (g)(m)	12/15/2053	8.75%	694,000	697,817

Silver Peaks East MD - Series A - 2051 (g)	12/1/2051	5.00%	5,410,000	4,461,357

64th Avenue ARI Authority - Series A - 2043 (g)	12/1/2043	6.50%	5,000,000	4,946,250

Sky Dance MD #2 - Series A - 2054	12/1/2054	6.00%	2,500,000	2,480,300

Sojourn At Idlewild MD - Series A - 2055 (m)	12/1/2055	6.13%	2,500,000	2,506,250

Solitude MD - Series A - 2026 (j)	12/1/2026	7.00%	3,520,000	3,180,478

Southlands MD #1 - Series A - 2037	12/1/2037	5.00%	500,000	490,185

Southlands MD #1 - Series A - 2047	12/1/2047	5.00%	3,000,000	2,774,910

Southshore MD #2 - Series B - 2041 (g)	12/15/2041	4.13%	9,690,000	9,159,473

Spring Hill MD #3 - Series A - 2052	12/1/2052	6.75%	1,220,000	1,212,021

Spring Valley MD #4 - Series A - 2040	12/1/2040	5.00%	1,410,000	1,264,615

Spring Valley MD #4 - Series A - 2050	12/1/2050	5.12%	1,775,000	1,487,823

Spring Valley MD #4 - Series B - 2050 (g)	12/15/2050	7.63%	2,811,000	2,790,199

Sterling Ranch Community Authority - Series A - 2054	12/1/2054	6.50%	1,000,000	1,014,510

Sterling Ranch MD # 4/B - Series A - 2054	12/1/2054	5.75%	2,305,000	2,238,939

Sterling Ranch MD #2 - Series A - 2032	12/1/2032	5.25%	1,340,000	1,348,991

Sterling Ranch MD #2 - Series A - 2042	12/1/2042	5.50%	5,645,000	5,617,735

Sterling Ranch MD #2 - Series A - 2051	12/1/2051	5.75%	11,750,000	11,626,390

Stone Ridge MD #2 - Series A - 2031	12/1/2031	0.00%	11,896,000	1,903,360

Third Creek MD #1 - Series A - 2037	12/1/2037	4.50%	1,130,000	969,122

Third Creek MD #1 - Series A - 2042	12/1/2042	4.50%	3,140,000	2,476,078

Third Creek MD #1 - Series A - 2051	12/1/2051	4.75%	7,390,000	5,529,420

Thompson Crossing MD #4 - Series A - 2039	12/1/2039	5.00%	1,410,000	1,383,055

Thompson Crossing MD #4 - Series A - 2049	12/1/2049	5.00%	1,315,000	1,183,553

Trailside MD #4 - Series B - 2051 (g)	12/15/2051	7.00%	3,249,000	3,266,057

Trailside MD #6 - Series A - 2053 (g)	12/1/2053	7.75%	2,181,000	2,155,330

Valagua MD - Series A - 2037	12/1/2037	0.00%	11,500,000	2,300,000

Vermilion Creek MD #3 - Series A - 2055	12/1/2055	5.87%	10,000,000	10,019,000

Vermilion Creek MD #3 - Series B - 2055 (g)	12/15/2055	8.00%	2,185,000	2,189,020

Villages At Murphy Creek MD #1 - Series A - 2051 (g)	12/1/2051	5.50%	12,358,000	10,800,398

Vincent Village MD - Series A - 2051	12/1/2051	5.00%	1,970,000	1,610,219

Water Valley MD #3 - Series A - 2054	12/1/2054	5.25%	600,000	560,274

Waterfall MD #1 - Series A - 2052	12/1/2052	5.25%	2,265,000	2,003,913

Weems Neighborhood MD - Series A - 2055 (m)	12/15/2055	5.88%	1,500,000	1,503,795

Weems Neighborhood MD - Series B - 2055 (g)(m)	12/15/2055	7.88%	1,149,000	1,150,149

Westcreek MD #2 - Series A - 2048	12/1/2048	5.38%	1,284,000	1,210,709

Westerly MD #4 - Series A - 2031	12/1/2031	4.13%	600,000	572,334

Westerly MD #4 - Series A - 2040	12/1/2040	5.00%	2,255,000	2,137,266

Westerly MD #4 - Series A - 2050	12/1/2050	5.00%	5,250,000	4,776,188

White Buffalo MD #3 - Series A - 2050	12/1/2050	5.50%	4,780,000	4,587,509

Woodmen Heights MD #2 - Series C - 2040 (g)	12/15/2040	7.50%	3,358,000	3,358,537

Wyndham Hill MD #2 - Series B - 2049 (g)	12/15/2049	7.63%	9,600,000	9,612,672

Colorado (amortized cost $1,179,182,843)			1,244,328,507	1,114,935,165

Colorado Municipal Bonds (amortized cost $1,179,182,843)			$1,244,328,507	$1,114,935,165

Other Municipal Bonds 6.6%
South Dakota 54.9%

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2036 (m)	1/1/2036	5.75%	$6,055,000	$4,577,943

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2031 (m)	1/1/2031	5.50%	3,565,000	3,057,130

Flandreau Santee Sioux Tribe / Gaming - Series B - 2038 (g)(m)	1/1/2038	6.00%	6,120,000	5,143,432

Flandreau Santee Sioux Tribe / Gaming - Series C - 2038 (m)	1/1/2038	6.00%	5,450,000	4,580,344

Flandreau Santee Sioux Tribe / Gaming - Series A - 2027 (m)	1/1/2027	8.28%	1,205,000	1,184,611

Flandreau Santee Sioux Tribe / Gaming - Series A - 2028 (m)	1/1/2028	8.28%	1,305,000	1,277,230

Flandreau Santee Sioux Tribe / Gaming - Series A - 2033 (m)	1/1/2033	8.28%	8,670,000	8,323,807

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2026 (m)	7/1/2026	5.75%	785,000	768,413

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2027 (m)	7/1/2027	5.75%	830,000	797,464

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2028 (m)	7/1/2028	5.75%	875,000	826,140

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2029 (m)	7/1/2029	5.75%	930,000	862,919

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2030 (m)	7/1/2030	5.75%	980,000	892,613

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2031 (m)	7/1/2031	5.75%	1,040,000	931,362

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2032 (m)	7/1/2032	5.75%	1,095,000	962,615

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2033 (m)	7/1/2033	5.75%	1,160,000	1,002,518

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2034 (m)	7/1/2034	5.75%	1,225,000	1,040,099

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2035 (m)	7/1/2035	5.75%	1,300,000	1,084,057

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2040 (m)	7/1/2040	6.00%	7,730,000	6,010,539

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2045 (m)	7/1/2045	6.25%	10,395,000	7,762,154

Oglala Sioux Tribe / Healthcare - Series A - 2028 (m)	7/1/2028	5.50%	1,800,000	1,717,992

Oglala Sioux Tribe / Healthcare - Series A - 2037 (m)	7/1/2037	6.00%	9,270,000	7,482,837

Oglala Sioux Tribe / Healthcare - Series B - 2041 (m)	9/1/2041	6.50%	5,700,000	4,539,822

Oglala Sioux Tribe - Series C - 2026 (m)	10/1/2026	8.00%	800,000	798,368

Oglala Sioux Tribe - Series A - 2027 (m)	10/1/2027	4.50%	2,370,000	2,246,405

South Dakota (amortized cost $80,655,000)			80,655,000	67,870,812

Utah 35.8%

Arrowhead Springs PID - Series A - 2054 (m)	12/1/2054	5.63%	3,200,000	3,100,512

Coral Canyon IFD - Series A - 2053 (m)	12/1/2053	5.50%	13,545,000	12,792,846

Fields Estate PID - Series A - 2055 (m)	12/1/2053	6.13%	825,000	802,263

Fields Estate PID - Series B - 2053 (m)	3/15/2055	8.75%	504,000	494,742

Fields Estate PID - Series A2 - 2053 (g)(m)	12/1/2053	5.25%	2,750,000	2,553,018

Jordanelle Ridge PID - Series B - 2055 (g)(m)	3/15/2055	7.88%	4,000,000	4,005,840

Ares Strategic Mining - Series A - 2034 (m)	12/15/2034	10.00%	10,000,000	9,228,300

Pointe West PID - Series A - 2053 (m)	12/15/2053	5.50%	3,090,000	2,890,232

Soleil Hills PID - Series A - 2055 (m)	3/1/2055	5.88%	2,425,000	2,315,123

Range IFD - Series A - 2053 (m)	12/1/2053	5.50%	6,515,000	6,043,575

Utah (amortized cost $45,901,619)			46,854,000	44,226,450

Puerto Rico 7.7%

Puerto Rico - Series A - 2027	7/1/2027	5.63%	102,175	105,147

Puerto Rico - Series A - 2029	7/1/2029	5.63%	100,517	106,026

Puerto Rico - Series A - 2031	7/1/2031	5.75%	97,632	105,309

Puerto Rico - Series A - 2033	7/1/2033	4.00%	92,580	90,324

Puerto Rico - Series A - 2035	7/1/2035	4.00%	83,217	80,125

Puerto Rico - Series A - 2037	7/1/2037	4.00%	71,422	68,047

Puerto Rico - Series A - 2041	7/1/2041	4.00%	97,107	86,297

Puerto Rico - Series A - 2046	7/1/2046	4.00%	100,990	86,288

Puerto Rico - Series A - 2033	7/1/2033	4.64%	119,142	82,366

Puerto Rico - Series A - 2043	7/1/2043	3.00%	383,020	235,558

Puerto Rico / Sales Tax - Series A - 2034	7/1/2034	4.50%	277,000	276,986

Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.55%	140,000	134,191

Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.75%	1,028,000	945,112

Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	5.00%	2,600,000	2,444,338

Puerto Rico / Sales Tax - Series A - 2027	7/1/2027	4.41%	267,000	246,751

Puerto Rico / Sales Tax - Series A - 2029	7/1/2029	4.69%	260,000	221,884

Puerto Rico / Sales Tax - Series A - 2031	7/1/2031	4.96%	336,000	262,151

Puerto Rico / Sales Tax - Series A - 2033	7/1/2033	5.20%	378,000	268,686

Puerto Rico / Sales Tax - Series A - 2046	7/1/2046	5.97%	3,597,000	1,138,990

Puerto Rico / Sales Tax - Series A - 2051	7/1/2051	6.02%	2,930,000	679,877

Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.33%	1,424,000	1,336,168

Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.54%	43,000	37,355

Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	4.78%	571,000	520,335

Puerto Rico (amortized cost $9,030,582)			15,098,802	9,558,311

Washington 1.3%
Tacoma / Local Improvement District #65 - Series A - 2043	4/1/2043	5.75%	1,695,000	1,658,320

Washington (amortized cost $1,587,130)			1,695,000	1,658,320

California 0.2%
Freddie Mac – 2035 (g)(j)	8/15/2035	6.50%	241,978	249,230

California (amortized cost $241,978)			241,978	249,230

Other Municipal Bonds (amortized cost $137,416,309)			$144,544,780	$123,563,123

Short-Term Municipal Bonds 4.1%
Colorado 88.4%

Boulder College of Massage - Series A - 2031 (a)(j)	10/15/2031	0.00%	$4,315,000	$2,031,918

CHFA / Ready Foods - Series A - 2032 (LOC 1)	1/1/2032	2.80%	3,725,000	3,725,000

Colorado Springs Utilities - Series A - 2041 (LOC 1)	11/1/2041	2.60%	1,100,000	1,100,000

PFA / Monument Academy - Series A - 2026 (m)	6/1/2026	5.00%	27,740,000	27,577,166

Riverdale Peaks II MD - Series A - 2025	12/1/2025	6.40%	930,000	837,000

Sheridan Redevelopment Agency / Santa Fe - Series A - 2029 (LOC 3)	12/1/2029	2.75%	31,660,000	31,660,000

Colorado (amortized cost $69,470,000)			69,470,000	66,931,084

Oregon 7.7%
Multnomah County Hospital - Series A - 2023 (j)(m)	10/1/2025	5.45%	5,815,000	5,815,000

Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

South Dakota 3.2%
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2026 (m)	1/1/2026	5.00%	610,000	600,405

Flandreau Santee Sioux Tribe / Gaming - Series A - 2026 (m)	1/1/2026	8.28%	1,115,000	1,106,615

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2025 (m)	7/1/2025	5.75%	740,000	740,000

South Dakota (amortized cost $2,465,000)			2,465,000	2,447,020

Utah 0.6%
Ares Strategic Mining / Taxable - Series A - 2025 (m)	12/15/2025	12.00%	500,000	488,720

Utah (amortized cost $452,381)			500,000	488,720

Puerto Rico 0.1%

Puerto Rico - Series A - 2025	7/1/2025	5.38%	51,483	51,483
Puerto Rico (amortized cost $54,995)			51,483	51,483

Short-Term Municipal Bonds (amortized cost $78,257,376)			$78,301,483	$75,733,307

Colorado Capital Appreciation and Zero Coupon Bonds 2.1%
Colorado 100.0%
Bella Mesa MD - Series A CABs - 2049 (m)	12/1/2049	6.75%	$7,565,000	$7,538,069
Colorado International Center MD #7 - Series A CABs - 2027	12/1/2027	5.25%	21,285,000	16,349,434
Conifer MD - Series B - 2031 (a)(j)	12/1/2031	0.00%	7,470,000	2,309,215
Lanterns MD #3 - Series A CABs - 2053	12/1/2053	8.00%	2,250,000	1,778,445
PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	710,000	64,667
PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	3,122,000	284,352
PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	13,168,000	1,199,341
PV ERU Holding Trust - Series A CABs – 2039 (a)(j)(m)	12/15/2037	0.00%	14,000,000	1,275,119
Parkdale Community Authority MD #2 - Series A CABs – 2053	12/1/2027	7.75%	5,670,000	4,522,676
Third Creek MD #1 - Series A CABs - 2026	12/1/2026	5.25%	2,285,000	1,587,115

Westerly MD #4 - Series A CABs - 2050	12/1/2026	5.20%	2,000,000	1,836,320
Colorado (amortized cost $48,106,674)			79,525,000	38,744,752

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $48,106,674)			$79,525,000	$38,744,752

Colorado Taxable Certificates/Notes/Bonds 0.4%
Colorado 100.0%
CECFA Colorado Skies Academy / Taxable - Series A2 – 2030 (j)(m)	7/1/2030	8.00%	$935,000	$936,854
CECFA CEC / Aurora Charter School / Taxable - Series B – 2029 (m)	7/1/2029	6.00%	1,960,000	1,949,906
CECFA CEC / Aurora Charter School / Taxable - Series A - 2031 (m)	7/1/2031	6.13%	1,960,000	1,927,954
CECFA Colorado Skies Academy / Taxable - Series A1 – 2030 (m)	7/1/2030	7.50%	500,000	513,480
CECFA Global Village Academy - Series B - 2031 (m)	6/15/2031	7.50%	270,000	271,285
Woodmen Heights MD #2 / Taxable - Series B - 2040 (g)	12/15/2040	6.25%	1,733,000	1,683,627

Tabernash Pole Creek Note – 2025 (a)(j)	12/31/2025	0.00%	227,347	190,000
Colorado (amortized cost $7,585,347)			7,585,347	7,473,106

Colorado Taxable Certificates/Notes/Bonds (amortized cost $7,585,347)			$7,585,347	$7,473,106

Other Assets 0.1%
Utah 100.0%

Ares Strategic Mining - Equity	12/15/2034	0.00%	$6,780,500	$1,530,935
Utah (amortized cost $1,000,000)			6,780,500	1,530,935

Other Assets (amortized cost $1,000,000)			$6,780,500	$1,530,935

Total investments, at value (amortized cost $1,451,548,550)	73.0%			$1,361,980,388

Other assets net of liabilities	27.0%			503,028,333

Net Assets	100.0%			$1,865,008,721

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments (unaudited) - (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see “Defaulted or Non-Income Producing Investments” note to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at June 30, 2025. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at June 30, 2025.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,798,429 and a value of $6,204,625 or less than 1.0% of net assets, as of June 30, 2025.

(j)	Securities valued at fair value (see “Investment Valuation and Risk” notes to the Schedule of Investments).

(k)	See “Purchase Accrued Interest” notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)	The Fund is not a party to any forbearance agreements as of June 30, 2025.

(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $578,615,233 representing 31.02% of net assets.

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments - (unaudited) - (Continued)

June 30, 2025

(LOC)	These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see “Investment Transactions” notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.
1. US Bank, N.A.
2. BNP Paribas
3. JP Morgan Chase Bank N.A.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:
CABs-Capital Appreciation Bonds
CONV-Convertible
I/O-Interest Only
L/D-Local Improvement District
MD-Metropolitan District
P/O-Principal Only

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Notes to Schedule of Investments

June 30, 2025 (unaudited)

Defaulted or Non-income Producing Investments

 The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $64,252,347 and such bonds have a value of $12,028,262 or 0.64% of net assets, as of June 30, 2025. These securities have been identified in the accompanying Schedule of Investments.

 The Fund is not a party to any forbearance agreements as of June 30, 2025.

Investment Valuation and Risk

 The fair value of securities for which there is no last sales price is determined either by an independent pricing service or management, considering market transactions and dealer quotes of comparable securities as well as proprietary pricing models.

 Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

 Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in non-rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund concentrates its investments in and the majority of the Fund’s shareholders are located within Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Company does not have any significant concentrations within any one shareholder.

 Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

 Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

 Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

 Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

 The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of June 30, 2025:

Valuation Inputs Summary

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes/Bonds	Other Assets	Total Securities June 30, 2025

Level 1 Securities	$-	$-	$-	$-	$-	$1,530,935	$1,530,935
Level 2 Securities	1,100,316,026	123,313,893	67,886,389	33,612,058	6,346,252		1,331,474,618
Level 3 Securities	14,619,139	249,230	7,846,918	5,132,694	1,126,854	-	28,974,835

Totals	$1,114,935,165	$123,563,123	$75,733,307	$38,744,752	$7,473,106	$ 1,530,935	$1,361,980,388

Purchase Accrued Interest

 Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (98.1% of the June 30, 2025 balance of $92,156,671). Approximately $279,744,045 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $105,221,105 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On June 30, 2025 the interest rates paid on these obligations ranged from 2.60% to 2.80%.

Income Tax Information

 At June 30, 2025 the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes/Bonds	Other Assets	Totals

Cost of investments	$1,179,182,843	$137,416,309	$78,257,376	$48,106,674	$7,585,347	$1,000,000	$1,451,548,549
Gross unrealized appreciation	$13,909,139	$852,391	$36,339	$2,074,953	$16,619	$530,935	$17,420,376
Gross unrealized depreciation	(78,156,817)	(14,705,576)	(2,560,408)	(11,436,876)	(128,860)	0	(106,988,537)

Net unrealized appreciation (depreciation) of investments	($64,247,678)	($13,853,185)	($2,524,069)	($9,361,923)	($112,241)	$530,935	($89,568,161)

Litigation

The Fund is periodically involved in various legal proceedings. As of June 30, 2025, the Fund has a litigation payable of $183,645 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent semi-annual report for the period ended March 31, 2025 that was filed with the Securities and Exchange Commission (“SEC”) on June 4, 2025. The Bonds were issued in 2008 pursuant to a trust indenture (the “Trust Indenture”) between the District, as issuer and UMB Bank, N.A. (“UMB”), as trustee (the “Trustee”). The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of June 30, 2025, is set forth in the schedule of investments.

On about June 24, 2022, the District filed an Amended Complaint for Declaratory and Injunctive Relief (the “Complaint”) against the Fund and the Trustee with the District Court, Arapahoe County, Colorado (the “Court”). The Complaint also names Century at Landmark, LLC, a Colorado limited liability company (“Century”) as an “Interested Party” in the Complaint on the grounds that Century is the owner of the real property remaining in the District. In the Complaint, the District has asserted a single claim for relief for declaratory judgment. In essence, based on the rulings in Landmark Towers Association, Inc. v. UMB Bank, N.A. and Colorado BondShares (District Court, Arapahoe County, Colorado Case No. 11CV1076) (the “Landmark Litigation”), the District has requested that the Court declare that the Fund and the Trustee cannot compel the District to impose a tax levy on Century’s parcel of real property within the District and that, further, the Court enjoin the Fund and the Trustee from attempting to compel the District to impose the Required Mill Levy (as such term is defined in the Trust Indenture) on Century’s parcel of real property within the District. In response, the Fund and the Trustee filed Amended Counterclaims for breach of the District’s resolution authorizing public debt in accordance with, and as required by, the Colorado Constitution (the “Bond Resolution”), declaratory judgment for breach of the Bond Resolution, declaratory judgment that the District has violated Colo. Const. art. XI, section 6 and the Bond Resolution, breach of the Trust Indenture, declaratory judgment that the District has violated the Trust Indenture, promissory estoppel and unjust enrichment (the collectively, the “Counterclaims”). The Counterclaims seek a judgment in the full amount due and owing on the Bonds with accrued interest along with a declaration that the District is obligated to impose the Required Mill Levy under the terms of the Trust Indenture.

On October 16 and 17, 2023, the Court held a two-day non-jury trial on all remaining issues presented in the Complaint and the Counterclaims. On May 2, 2024, the Court issued Findings of Fact and Conclusions of Law and Orders After Trial to Court finding in favor of the District and against the Fund, which precludes the Fund from seeking repayment of the amounts owed. The Fund filed a Notice of Appeal to the Colorado Court of Appeals on June 18, 2024. Oral arguments on the appeal occurred on May 20, 2025, and the court decided against us on June 12, 2025. The Fund will appeal this decision to the Colorado State Supreme Court. At this point, it is impossible to determine the direction, cost, duration or ultimate outcome of these matters.